Risks and Financial Instruments - Sensitivity analysis of floating interest rate risk (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Exposure of interest rate risk
Interest effect on debt	R$ 410,430	R$ 337,324		R$ 459,995
Scenario Base [member] | DI [member]
Exposure of interest rate risk
Interest effect on cash equivalents and financial investments	(153,160)
Interest effect on debt	360,652
Interest rate hedging instruments (liabilities in DI) effect	(221,157)
Incremental expenses	(428,649)
Scenario Base [member] | TJLP [member]
Exposure of interest rate risk
Interest effect on debt	7
Incremental expenses	(7)
Scenario Base [member] | LIBOR [member]
Exposure of interest rate risk
Foreign exchange hedging instruments (assets in LIBOR) effect	(11)
Interest effect on debt	94
Incremental expenses	R$ (83)

[1]	For further details, see Note 3.c.3.